UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23396

Rimrock Funds Trust

(Exact name of registrant as specified in charter)

100 Innovation Drive, Suite 200

Irvine, California 92617

(Address of principal executive offices) (Zip code)

Robert S. De Leon, Esquire

Rimrock Capital Management, LLC

100 Innovation Drive, Suite 200

Irvine, California 92617

(Name and address of agent for service)

Copy to:

John J. O’Brien, Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Registrant’s telephone number, including area code: (949) 381-7800

Date of fiscal year end: May 31

Date of reporting period: August 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	AUGUST 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE (IN USD)
CORPORATE BONDS – 11.1%
Communications – 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/23	20,000	20,460
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 3/30/29	35,000	39,556
Comcast Corp., 4.15%, 10/15/28	35,000	39,715
		99,731
Consumer – Cyclical – 0.7%
Cedar Fair L.P., 5.25%, 7/15/29	35,000	37,975
Energy – 1.5%
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.00%, 8/1/24	35,000	36,680
Kinder Morgan, Inc., 4.30%, 3/1/28	35,000	38,336
		75,016
Healthcare – 2.3%
Centene Corp., 5.38%, 6/1/26	35,000	37,417
HCA, Inc., 5.88%, 5/1/23	35,000	38,653
UnitedHealth Group, Inc., 4.45%, 12/15/48	35,000	42,480
		118,550
Industrial – 0.7%
Colfax Corp., 6.00%, 2/15/24	35,000	37,319
Media/Leisure – 1.8%
Activision Blizzard, Inc.,
3.40%, 6/15/27	35,000	36,841
4.50%, 6/15/47	15,000	17,527
Fox Corp.,
4.71%, 1/25/29	35,000	40,509
		94,877
Technology – 0.7%
Equinix, Inc., 5.38%, 5/15/27	35,000	37,812
	PRINCIPAL AMOUNT	VALUE (IN USD)
CORPORATE BONDS – 11.1% continued
Utilities – 1.5%
San Diego Gas & Electric Co., 4.10%, 6/15/49	35,000	40,743
Southern California Edison Co., 3.65%, 3/1/28	35,000	37,859
		78,602
Total Corporate Bonds
(Cost $562,216)		$579,882

COMMERCIAL MORTGAGE BACKED SECURITIES – 20.0%
Government Agency – Interest Only – 11.5%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class X1, 1.02%, 6/25/29(1) (2)	2,699,857	201,361
Freddie Mac Multifamily Structured Pass Through Certificates, Series K–1512, Class X1, 1.06%, 4/25/34(1) (2)	2,099,731	202,633
Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.10%, 1/25/31(1) (2)	2,395,804	199,243
		603,237
Non Agency – 1.7%
GS Mortgage Securities Trust, Series 2010-C1, Class A1, 3.68%, 8/10/43	44,296	44,334
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.05%, 4/15/47	5,653	5,647
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A2, 3.01%, 8/15/48	30,000	30,112
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class D, 6.75%, 11/15/26	5,747	5,749
		85,842
Non Agency – Interest Only – 6.8%
GS Mortgage Securities Trust, Series 2013-GC13, Class XA, 0.11%, 7/10/46(1) (2)	26,998,723	89,906
GS Mortgage Securities Trust, Series 2015-GC32, Class XA, 0.93%, 7/10/48(1) (2)	3,774,749	135,385

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	AUGUST 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE (IN USD)
COMMERCIAL MORTGAGE BACKED SECURITIES – 20.0% continued
Non Agency – Interest Only – 6.8% continued
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.38%, 10/10/49(1) (2)	659,019	44,060
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XA, 1.18%, 10/15/48(1) (2)	1,716,565	85,654
		355,005
Total Commercial Mortgage Backed Securities
(Cost $1,024,252)		$1,044,084

RESIDENTIAL MORTGAGE BACKED SECURITIES – 59.6%
Government Agency – 20.6%
Fannie Mae REMIC, Series 2003-58, Class M, 3.50%, 7/25/33	24,088	25,428
Fannie Mae REMIC, Series 2005-68, Class PG, 5.50%, 8/25/35	65,289	72,683
Fannie Mae REMIC, Series 2006-77, Class PC, 6.50%, 8/25/36	48,276	54,672
Fannie Mae REMIC, Series 2008-46, Class JA, 4.50%, 5/25/38	48,061	51,777
Fannie Mae REMIC, Series 2011-146, Class LX, 3.50%, 10/25/40	190,000	200,752
Fannie Mae REMIC, Series 2013-13, Class MA, 4.00%, 1/25/43	173,828	186,140
Fannie Mae REMIC, Series 2016-95, Class LZ, 2.50%, 12/25/46	133,886	132,835
Fannie Mae REMIC, Series 2019-42, Class ZL, 3.00%, 8/25/49	196,490	203,380
Freddie Mac REMIC, Series 2653, Class SC, (Floating, 6.80% - ICE LIBOR USD 1M, 4.00% Floor, 6.80% Cap), 5.69%, 7/15/33(1)	40,796	45,054
Freddie Mac REMIC, Series 4286, Class DA, 3.50%, 10/15/30	97,059	101,844
		1,074,565
Government Agency – Interest Only – 4.8%
Fannie Mae REMIC, Series 2004-64, Class SW, (Floating, 7.05% - ICE LIBOR USD 1M, 7.05% Cap), 4.90%, 8/25/34(1)	65,574	12,148
Fannie Mae REMIC, Series 2005-12, Class SC, (Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 4.60%, 3/25/35(1)	88,853	14,544
	PRINCIPAL AMOUNT	VALUE (IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES – 59.6% continued
Government Agency – Interest Only – 4.8% continued
Fannie Mae REMIC, Series 2013-103, Class SK, (Floating, 5.92% - ICE LIBOR USD 1M, 5.92% Cap), 3.77%, 10/25/43(1)	75,012	14,885
Fannie Mae REMIC, Series 2016-105, Class SA, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.85%, 1/25/47(1)	64,779	11,449
Fannie Mae REMIC, Series 2016-74, Class GS, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.85%, 10/25/46(1)	72,448	15,401
Freddie Mac REMIC, Series 2922, Class SE, (Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 4.55%, 2/15/35(1)	64,539	10,807
Freddie Mac REMIC, Series 2981, Class SU, (Floating, 7.80% - ICE LIBOR USD 1M, 7.80% Cap), 5.60%, 5/15/30(1)	59,992	10,342
Freddie Mac REMIC, Series 3308, Class S, (Floating, 7.20% - ICE LIBOR USD 1M, 7.20% Cap), 5.00%, 3/15/32(1)	55,341	8,139
Freddie Mac REMIC, Series 4106, Class EI, 3.50%, 4/15/41	263,194	22,896
Freddie Mac REMIC, Series 4150, Class DI, 3.00%, 1/15/43	564,620	48,111
Government National Mortgage Association, Series 2015-168, Class SD, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 4.03%, 11/20/45(1)	317,269	58,129
Government National Mortgage Association, Series 2016-160, Class GS, (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.93%, 11/20/46(1)	107,452	22,576
		249,427
Non Agency – 34.2%
Banc of America Mortgage Trust, Series 2003-H, Class 3A1, 4.62%, 9/25/33(1) (2)	104,436	105,618
Bear Stearns ALT-A Trust, Series 2004-1, Class 2A2, 4.39%, 2/25/34(1) (2)	98,173	99,269
Bear Stearns ARM Trust, Series 2003-6, Class 1A2, 4.20%, 8/25/33(1) (2)	101,297	102,149

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	AUGUST 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE (IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES – 59.6% continued
Non Agency – 34.2% continued
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A3, 4.28%, 11/25/34(1) (2)	71,270	71,745
CHL Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 3.83%, 6/20/34(1) (2)	79,617	79,617
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class 2A2, 4.50%, 11/25/32(1) (2)	119,186	119,019
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR12, Class 2A1, 4.64%, 4/25/33(1) (2)	47,430	47,085
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2A1, 4.22%, 9/25/34(1) (2)	72,692	73,020
CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-AR24, Class 2A4, 4.68%, 10/25/33(1) (2)	101,855	102,779
First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A1, 4.81%, 4/25/35(1) (2)	46,452	46,862
IndyMac INDX Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.17%, 3/25/35(1) (2)	108,626	110,228
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A2, 4.68%, 7/25/35(1) (2)	95,956	99,450
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A, 4.45%, 5/25/33(1) (2)	127,571	129,493
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A1, (Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor), 2.28%, 7/25/36(1)	124,451	121,655
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class 7A, 4.59%, 9/25/33(1) (2)	98,002	100,983
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A11, 4.98%, 7/25/34(1) (2)	78,631	79,043

	PRINCIPAL AMOUNT	VALUE (IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES – 59.6% continued
Non Agency – 34.2% continued
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A3, 4.98%, 7/25/34(1) (2)	117,423	118,037
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, 4.86%, 9/25/34(1) (2)	176,780	183,268
		1,789,320
Total Residential Mortgage Backed Securities
(Cost $3,008,116)		$3,113,312

OTHER STRUCTURED PRODUCTS – 1.9%
CLO / CDO – 1.9%
Garrison Funding L.P., Series 2018-1A, Class A1T, (Floating, ICE LIBOR USD 3M + 1.45%), 3.84%, 3/20/27(1)	100,000	99,676
Total Other Structured Products
(Cost $99,351)		$99,676

U.S. GOVERNMENT OBLIGATIONS – 5.9%
U.S. Treasury Notes – 5.9%
1.63%, 8/15/29	150,000	151,652
2.25%, 8/15/49	150,000	159,457
		311,109
Total U.S. Government Obligations
(Cost $308,501)		$311,109

	NUMBER OF SHARES	VALUE (IN USD)
SHORT TERM INVESTMENT FUND – 0.8%
Northern Institutional Funds – U.S. Treasury Portfolio (Premier), 1.99%(3)	43,865	43,865
Total Short Term Investment Fund
(Cost $43,865)		$43,865

Total Investments – 99.3%
(Cost $5,046,301)		$5,191,928
Other Assets less liabilities – 0.7%		35,675
NET ASSETS – 100.0%		$5,227,603

(1)	Variable rate security. Rate as of August 31, 2019 is disclosed.
(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	AUGUST 31, 2019 (UNAUDITED)

(3)	7-day current yield as of August 31, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ARM - Adjustable Rate Mortgage

CDO - Collaterlized Debt Obligation

CLO - Collateralized Loan Obligation

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

Percentages shown are based on Net Assets.

At August 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	0.8%
AAA	55.8
AA	14.6
A	9.8
BBB	12.7
BB	6.3
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of August 31, 2019:

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate bonds(1)	$-	$579,882	$-	$579,882
Commercial Mortgage Backed Securities(1)	-	1,044,084	-	1,044,084
Residential Mortgage Backed Securities(1)	-	3,113,312	-	3,113,312
Other Structured Products(1)	-	99,676	-	99,676
U.S. Government Obligations(1)	311,109	-	-	311,109
Short Term Investment Fund	43,865	-	-	43,865
Total	$354,974	$4,836,954	$-	$5,191,928

(1)	Classifications as defined in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rimrock Funds Trust

By:	/s/ Barbara Crowell
Barbara Crowell, Treasurer and Principal Financial Officer

Date:	October 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Dubchansky
Scott Dubchansky, President and Principal Executive Officer

Date:	October 28, 2019

By:	/s/ Barbara Crowell
Barbara Crowell, Treasurer and Principal Financial Officer

Date:	October 28, 2019